CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	OneSmart International Education Group shareholders' (deficit)/equity USD ($)	OneSmart International Education Group shareholders' (deficit)/equity CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at the beginning of the year at Aug. 31, 2016		¥ 17		¥ 57,348						¥ (1,822,224)		¥ 5,828		¥ (1,759,031)		¥ 12,488		¥ (1,746,543)
Balance at the beginning of the year (shares) at Aug. 31, 2016 | shares	2,534,381,925	2,534,381,925
Acquisition of subsidiaries																13,094		13,094
Appropriation of statutory reserves								¥ 3,739		(3,739)
Acquisition of non-controlling interests				(184)										(184)		(567)		(751)
Capital contribution																18,965		18,965
Comprehensive income										258,827		13,295		272,122		(15,522)		256,600
Share-based compensation				24,975										24,975				24,975
Balance at the end of the year at Aug. 31, 2017		¥ 17		82,139				3,739		(1,567,136)		19,123		(1,462,118)		28,458		(1,433,660)
Balance at the end of the year (shares) at Aug. 31, 2017 | shares	2,534,381,925	2,534,381,925
Distribution to shareholders				(82,139)						(2,160,775)				(2,242,914)				(2,242,914)
Repurchase of ordinary shares		¥ (1)								(85,363)				(85,364)				(85,364)
Repurchase of ordinary shares (in shares) | shares	(94,897,359)	(94,897,359)
Redesignation of Class B ordinary shares to redeemable convertible preferred shares		¥ (1)								(204,007)				(204,008)				(204,008)
Redesignation of Class B ordinary shares to redeemable convertible preferred shares (in shares) | shares	(142,642,550)	(142,642,550)
Deemed dividend-repurchase of redeemable convertible preferred shares										(4,266)				(4,266)				(4,266)
Conversion of redeemable convertible preferred shares		¥ 23		4,272,270										4,272,293				4,272,293
Conversion of redeemable convertible preferred shares (in shares) | shares	3,568,365,545	3,568,365,545
Accretion to redemption value of redeemable convertible preferred shares										(758,898)				(758,898)				(758,898)
Proceeds from initial public offering		¥ 4		1,048,656										1,048,660				1,048,660
Proceeds from initial public offering (in shares) | shares	652,000,000	652,000,000
Initial public offering issuance costs				(26,752)										(26,752)				(26,752)
Acquisition of subsidiaries																72,574		72,574
Disposal of subsidiaries																2,811		2,811
Appropriation of statutory reserves								533		(533)
Acquisition of non-controlling interests				(14,157)										(14,157)		435		(13,722)
Distribution to a non-controlling interest																(3,430)		(3,430)
Capital contribution																1,200		1,200
Comprehensive income										245,936		109,777		355,713		(31,480)		324,233
Share-based compensation				146,486										146,486				146,486
Balance at the end of the year at Aug. 31, 2018		¥ 42		5,426,503				4,272		(4,535,042)		128,900		1,024,675		70,568		1,095,243
Balance at the end of the year (shares) at Aug. 31, 2018 | shares	6,517,207,561	6,517,207,561
Repurchase of ordinary shares						¥ (203,759)								(203,759)				¥ (203,759)
Repurchase of ordinary shares (in shares) | shares	(145,762,478)	(145,762,478)															(145,762,478)	(145,762,478)
Exercise of employee stock options				2,744										2,744				¥ 2,744
Exercise of employee stock options (in shares) | shares	55,658,760	55,658,760
Acquisition of subsidiaries																11,067		11,067
Disposal of subsidiaries																(18,892)		(18,892)
Appropriation of statutory reserves								2,808		(2,808)
Acquisition of non-controlling interests				(10,808)										(10,808)		1,048		(9,760)
Distribution to a non-controlling interest																(980)		(980)
Disposal of non-controlling interests				12,021										12,021		86,079		98,100
Capital contribution																(4,602)		(4,602)
Comprehensive income										245,368		(41,752)		203,616		(79,165)	$ 17,395	124,451
Share-based compensation				71,532										71,532				71,532
Cumulative-effect adjustment upon adoption of ASC 606 (Note 2)										(7,671)				(7,671)				(7,671)
Balance at the end of the year at Aug. 31, 2019	$ 6	¥ 42	$ 769,047	¥ 5,501,992	$ (28,481)	¥ (203,759)	$ 990	¥ 7,080	$ (601,059)	¥ (4,300,153)	$ 12,181	¥ 87,148	$ 152,684	¥ 1,092,350	$ 9,103	¥ 65,123	$ 161,787	¥ 1,157,473
Balance at the end of the year (shares) at Aug. 31, 2019 | shares	6,427,103,843	6,427,103,843